SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Revenues

For the year ended December 31 (in millions)	2023	2022	2021
United States	912	731	603
Rest of World	176	164	181
United Kingdom	5	6	7
Total	$1,093	$901	$791
On a disaggregated basis, the Group’s net revenue by major product line:

For the year ended December 31 (in millions)	2023	2022	2021
SUBLOCADE	630	408	244
PERSERIS	42	28	17
Sublingual/Other	421	465	530
Total	$1,093	$901	$791
Net revenue includes amounts derived from significant customers that amount to 10% or more of the Group’s revenue as follows (in percentages of total net revenue):

Customer	2023	2022	2021
Customer A	19%	22%	21%
Customer B	16%	16%	18%
Customer C	19%	17%	18%

Schedule of Non-current assets
Non-current assets:
The following table represents non-current assets, net of accumulated depreciation, amortization and impairment, by country. Non-current assets for this purpose consist of intangible assets, property, plant and equipment, right-of-use assets, investments and other assets.

At December 31 (in millions)	2023	2022	2021
United States	214	65	133
United Kingdom	206	223	145
Rest of World	3	3	5
Total	$423	$291	$283